Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

Singapore

While the Company consolidates its entities under EUDA, a British Virgin Islands entity as described in Note 1, Organization, management has determined that Singapore represents the Company’s primary tax jurisdiction due to the location of its principal operations.

Accordingly, the statutory income tax rate in Singapore of 17.0% has been used as the domestic statutory tax rate for purposes of the rate reconciliation. The difference between the Company’s domestic statutory income tax rate and its income tax (expense) benefit is primarily attributable to the effect of tax rates in other jurisdictions in which the Company operates, as well as certain non-taxable income and non-deductible expenses.

The Company’s subsidiaries incorporated in Singapore are subject to Singapore income tax on taxable income as reported in their statutory financial statements, as adjusted in accordance with applicable Singapore tax laws. Under the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax.

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based upon existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that have been incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong, are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000,000 will be taxed at 16.5%.

People’s Republic of China (“PRC”)

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax at a unified tax rate of 25% on their taxable income, as determined in accordance with relevant PRC tax laws and regulations. Preferential tax rates or exemptions may be available to certain qualified entities, subject to approval by local tax authorities.

Loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Domestic (Singapore)	$(363,774)	$54,675
Foreign	(488,642)	(1,260,645)
Total loss before income taxes	$(852,416)	$(1,205,970)

The provision (benefit) for income taxes consisted of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Current
Domestic (Singapore)	$3,580	$13,727
Foreign	-	-
Total Current	3,580	13,727
Deferred
Domestic (Singapore)	-	-
Foreign	(59,046)	(18,001)
Total Deferred	(59,046)	(18,001)
Income taxes benefit	$(55,466)	$(4,274)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred Tax Assets
Valuation allowance for credit losses	$434	$437
Net operating loss carry forwards	873,627	820,114
Lease liabilities	59,969	21,002
Less: valuation allowance*	(875,138)	(821,521)
Total deferred tax assets, net	$58,892	$20,032

Deferred Tax Liabilities
Right of use assets	$(58,892)	$(20,032)
Amortization of intangible assets	(22,032)	(81,079)
Total deferred tax liabilities	(80,924)	(101,111)
Deferred tax liabilities, net	$(22,032)	$(81,079)

*	The valuation allowance on all deferred tax assets increased by $53,617 from December 31, 2025 to June 30, 2026.

As of June 30, 2026 and December 31, 2025, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $4.0 million and $3.6 million, respectively, from the Company’s Singapore and Malaysia subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely, while the net operating losses from the Malaysia subsidiary can be carried forward of ten years. Due to the limited operating history of certain Singapore and Malaysia subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.9 million and $0.8 million related to Singapore and Malaysia subsidiaries as of June 30, 2026 and December 31, 2025, respectively.

Income taxes paid

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Singapore	$32,418	$28,943
Foreign	-	-
Total tax provision	$32,418	$28,943

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the six months ended June 30, 2026 and 2025.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Taxes payable consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
GST taxes payable	$88,400	$75,299
Income taxes payable	13,324	10,222
Totals	$101,724	$85,521